TRADE AND OTHER PAYABLES (CURRENT) (Tables)	12 Months Ended
Jun. 30, 2018
TRADE AND OTHER PAYABLES (CURRENT)
Schedule of trade and other payables
Trade payables	535,923	398,291
Other payables	222,503	195,584
Accrued expenses	186,704	304,228

Total current trade and other payables	945,130	898,103